Expense Example - Main International ETF - Main International ETF	Dec. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	$ 1,249